Exploration in non-operating areas (Tables)	12 Months Ended
Dec. 31, 2021
Exploration in non-operating areas
Schedule of detailed information about exploration in non-operating areas

This caption is made up as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Services provided by third parties	4,742	3,326	3,611
Personnel expenses	2,748	1,705	3,632
Land	967	420	1,528
Short-term and low-value lease	612	327	415
Laboratory analysis and tests	508	225	511
Professional fees	439	1,538	766
Consumption of materials and supplies	251	201	328
Transport	191	89	66
Other	812	644	1,022
	11,270	8,475	11,879

Schedule of main projects of exploration in non-operating areas

Bellow is presented the detail of the main projects of exploration in non-operating areas:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Emperatriz	5,742	4,600	2,226
Marcapunta	1,383	86	2,011
San Gabriel	1,010	—	83
General explorations	1,000	1,006	639
Ccelloccasa	405	193	30
Don Jorge	135	109	—
Yumpaq	—	—	2,530
Other	1,595	2,481	4,360
	11,270	8,475	11,879